Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2020, 2019 and 2018:

	2020				2019			2018
Consolidated capitalized costs	Argentina	Other foreign	Worldwide		Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Proved oil and gas properties
Mineral property, wells and related equipment	3,889,483	3,052	3,892,535	(1)	2,693,690	2,033	2,695,723	1,594,064	—	1,594,064
Support equipment and facilities	113,563	—	113,563	(2)	80,012	—	80,012	47,224	—	47,224
Drilling and work in progress	159,614	—	159,614		142,122	—	142,122	80,737	—	80,737
Unproved oil and gas properties	20,044	—	20,044		30,012	—	30,012	14,909	1,241	16,150

Total capitalized costs	4,182,704	3,052	4,185,756		2,945,836	2,033	2,947,869	1,736,933	1,241	1,738,174
Accumulated depreciation and valuation allowances	-3,306,031	-2,827	-3,308,858	(3)	(2,239,487)	(1,973)	(2,241,460)	(1,283,840)	(489)	(1,284,328)

Net capitalized costs	876,673	225	876,898		706,349	60	706,409	453,093	752	453,846

(1)	Includes 9,899 corresponding to all Upstream contracts, excepted for Drilling Contracts (2) comprised in right-of-use assets (IFRS 16).
(2)	Includes 40,829 corresponding to Drilling contracts comprised in right-of-use assets (IFRS 16).
(3)	Includes (21,032) corresponding to Accumulated Depreciation of all Upstream contracts of right-of-use assets (IFRS 16).

Costs Incurred for Oil and Gas Producing Activities
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2020, 2019 and 2018:

	2020				2019			2018
Consolidated costs incurred	Argentina	Other foreign	Worldwide		Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Acquisition of unproved properties	715	—	715		4,171	—	4,171	276	—	276
Acquisition of proved properties	—	—	—		—	—	—	166	—	166
Exploration costs	2.348	141	2.489		9,115	771	9,886	7,283	381	7,664
Development costs	61.441	—	61.441	(1)	132,289	—	132,289	53,553	—	53,553

Total costs incurred	64.504	141	64.645		145,575	771	146,346	61,278	381	61,659

(1)	Includes 11,505 corresponding to additions of Upstream contracts comprised in right-of-use assets (IFRS 16).

Results of Operations from Oil and Gas Producing Activities
Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2020				2019				2018
Consolidated results of operations	Argentina		Other Foreign	Worldwide	Argentina		Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Net sales to unaffiliated parties	2,419		6	2,425	1,949		120	2,069	3,085	—	3,085
Net intersegment sales	289,421		—	289,421	286,585		—	286,585	207,480	—	207,480

Total net revenues	291,840		6	291,846	288,534		120	288,654	210,565	—	210,565
Production costs	(193,166	) (1)	(165)	(193,331)	(164,562	) (1)	(242)	(164,804)	(114,381)	—	(114,381)
Exploration expenses	(5,688)		(169)	(5,857)	(6,045)		(734)	(6,779)	(5,185)	(224)	(5,409)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(137,183	) (2)	(21)	(137,204)	(124,977	) (2)	(980)	(125,957)	(72,044)	—	(72,044)
Impairment of Property, plant and equipment	7,475		—	7,475	(40,561)		—	(40,561)	3,265	(365)	2,900
Other	889		231	1,120	(6,569)		(56)	(6,625)	(2,839)	(168)	(3,007)

Pre-tax income (loss) from producing activities	(35,833)		(118)	(35,951)	(54,180)		(1,892)	(56,072)	19,381	(757)	18,624
Income tax expense / benefit	10,750		41	10,791	16,254		417	16,671	(5,814)	227	(5,587)

Results of oil and gas producing activities	(25,083)		(77)	(25,160)	(37,926)		(1,475)	(39,401)	13,567	(530)	13,037

(1)
Includes Ps. 10,243 million and Ps. 6,680 million corresponding to short term leases and variable lease payments related to the use of assets, for the years ended December 31, 2020 and 2019, respectively. For more information See Note 2.b.12) to the Audited Consolidated Financial Statements.

(2)	Includes Ps. (9,005) million and Ps. (6,060) million corresponding to depreciation of right-of-use assets for the years ended December 31, 2020 and 2019, respectively (IFRS 16).

Summary of Standardized Measure of Discounted Future Net Cash Flows
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2020			2019			2018
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Future cash inflows (1)	2,071,924	—	2,071,924	2,545,028	—	2,545,028	1,786,896	—	1,786,896
Future production costs	(1,128,613)	—	(1,128,613)	(1,333,468)	—	(1,333,468)	(913,980)	—	(913,980)
Future development costs	(644,714)	—	(644,714)	(482,015)	—	(482,015)	(304,448)	—	(304,448)
Future income tax expenses	(13,420)	—	(13,420)	(120,966)	—	(120,966)	(121,388)	—	(121,388)
10% annual discount for estimated timing of cash flows	(105,899)	—	(105,899)	(227,670)	—	(227,670)	(138,847)	—	(138,847)

Total standardized measure of discounted future net cash flows	179,278	—	179,278	380,909	—	380,909	308,233	—	308,233

(1)
For the years ended December 31, 2020 and 2019, future cash inflows are stated net of the effect of withholdings on exports until 2021 in accordance with Law No. 27,541. For the years ended December 31, 2018, future cash inflows are stated net of the effect of withholdings on exports until 2020 in accordance with Decree No. 793/2018.

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Beginning of year	380,909	308,233	66,433
Sales and transfers, net of production costs	(176,237)	(197,278)	(62,115)
Net change in sales and transfer prices, net of future production costs	(401,237)	(239,226)	68,651
Changes in reserves and production rates (timing)	(26,428)	(26,496)	111,137
Net changes for extensions, discoveries and improved recovery	120,070	228,354	160,784
Net change due to purchases and sales of minerals in place	(19,624)	(1,152)	(730)
Changes in estimated future development and abandonment costs	(104,300)	(82,799)	(71,368)
Development costs incurred during the year that reduced future development costs	94,505	102,784	39,780
Accretion of discount	48,400	43,534	11,490
Net change in income taxes	106,148	66,705	(80,832)
Others (1)	157,072	178,250	65,003

End of year	179,278	380,909	308,233

(1)	Corresponds mainly to exchange differences arising from the translation of our cash flows in the functional currency to the presentation currency.

Oil and Condensate [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves
The table below sets forth information regarding changes in YPF’s net proved reserves during 2020, 2019 and 2018, by hydrocarbon product.

	2020			2019			2018
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Millions of barrels)
At January 1,	613	613	—	582	582	—	422	422	—
Developed	301	301	—	339	339	—	286	286	—
Undeveloped	312	312	—	243	243	—	136	136	—
Revisions of previous estimates (1)	(92)	(92)	—	21	21	*	126	126	—
Extensions and discoveries	47	47	—	86	86	—	103	103	—
Improved recovery	*	*	—	8	8	—	15	15	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(9)	(9)	—	(1)	(1)	—	(1)	(1)	—
Production for the year (2)	(76)	(76)	—	(83)	(83)	*	(83)	(83)	—

At December 31, (3)	483	483	—	613	613	—	582	582	—

Developed	229	229	—	301	301	—	339	339	—
Undeveloped	254	254	—	312	312	—	243	243	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Millions of barrels)
At January 1,
Developed	301	301	—	339	339	—	286	286	—
Undeveloped	312	312	—	243	243	—	136	136	—

Total	613	613	—	582	582	—	422	422	—

At December 31,
Developed	229	229	—	301	301	—	339	339	—
Undeveloped	254	254	—	312	312	—	243	243	—

Total	483	483	—	613	613	—	582	582	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years 2020, 2019 and 2018 includes an estimated approximately 11, 12 and 12 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 70, 88 and 83 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation or are substantially equivalent to a production or similar tax

Natural gas [member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves

	2020			2019			2018
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Billions of standard cubic feet)
At January 1,	2,241	2,241	—	2,481	2,481	—	2,520	2,520	—
Developed	1,743	1,743	—	1,915	1,915	—	1,850	1,850	—
Undeveloped	498	498	—	566	566	—	670	670	—
Revisions of previous estimates (1)	136	136	—	(104)	(104)	—	178	178	—
Extensions and discoveries	199	199	—	384	384	—	329	329	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(6)	(6)	—	(8)	(8)	—	(4)	(4)	—
Production for the year (2)	(460)	(460)	—	(512)	(512)	—	(542)	(542)	—

At December 31, (3) (4)	2,110	2,110	—	2,241	2,241	—	2,481	2,481	—

Developed	1,486	1,486	—	1,743	1,743	—	1,915	1,915	—
Undeveloped	624	624	—	498	498	—	566	566	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Billions of standard cubic feet)
At January 1,
Developed	1,743	1,743	—	1,915	1,915	—	1,850	1,850	—
Undeveloped	498	498	—	566	566	—	670	670	—

Total	2,241	2,241	—	2,481	2,481	—	2,520	2,520	—

At December 31,
Developed	1,486	1,486	—	1,743	1,743	—	1,915	1,915	—
Undeveloped	624	624	—	498	498	—	566	566	—

Total	2,110	2,110	—	2,241	2,241	—	2,481	2,481	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of natural gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years 2020, 2019 and 2018 includes an estimated approximately 53, 60 and 61 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 245, 259 and 288 bcf, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities and equity-accounted entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 290, 321 and 349 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves

	2020			2019			2018
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Millions of barrels of oil equivalent)
At January 1,	1,073	1,073	—	1,080	1,080	—	929	929	—
Developed	650	650	—	722	722	—	663	663	—
Undeveloped	423	423	—	358	358	—	266	266	—
Revisions of previous estimates (2)	(61)	(61)	*	7	7	*	157	157	—
Extensions and discoveries	92	92	—	169	169	—	174	174	—
Improved recovery	—	—	—	8	8	—	15	15	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(11)	(11)	—	(3)	(3)	—	(2)	(2)	—
Production for the year (3)	(171)	(171)	*	(188)	(188)	*	(193)	(193)	—

At December 31, (4)	922	922	—	1,073	1,073	—	1,080	1,080	—

Developed	526	526	—	650	650	—	722	722	—
Undeveloped	396	396	—	423	423	—	358	358	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (2)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (3)	—	—	—	—	—	—	—	—	—

At December 31, (4)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Millions of barrels of oil equivalent)
At January 1,
Developed	650	650	—	722	722	—	663	663	—
Undeveloped	423	423	—	358	358	—	266	266	—

Total	1,073	1,073	—	1,080	1,080	—	929	929	—

At December 31,
Developed	526	526	—	650	650	—	722	722	—
Undeveloped	396	396	—	423	423	—	358	358	—

Total	922	922	—	1,073	1,073	—	1,080	1,080	—

*	Not material (less than 1).
(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revision of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years 2020, 2019 and 2018 includes an estimated approximately 22, 24 and 24 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 120, 140 and 143 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves

	2020			2019			2018
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Millions of barrels)
At January 1,	60	60	—	56	56	—	58	58	—
Developed	38	38	—	41	41	—	47	47	—
Undeveloped	22	22	—	15	15	—	11	11	—
Revisions of previous estimates (1)	8	8	—	4	4	—	(1)	(1)	—
Extensions and discoveries	9	9	—	14	14	—	13	13	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(1)	(1)	—	—	—	—	—	—	—
Production for the year (2)	(13)	(13)	—	(14)	(14)	—	(14)	(14)	—

At December 31, (3)	63	63	—	60	60	—	56	56	—

Developed	32	32	—	38	38	—	41	41	—
Undeveloped	31	31	—	22	22	—	15	15	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Millions of barrels)
At January 1,
Developed	38	38	—	41	41	—	47	47	—
Undeveloped	22	22	—	15	15	—	11	11	—

Total	60	60	—	56	56	—	58	58	—

At December 31,
Developed	32	32	—	38	38	—	41	41	—
Undeveloped	31	31	—	22	22	—	15	15	—

Total	63	63	—	60	60	—	56	56	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years 2020, 2019 and 2018 includes an estimated approximately 1, 1 and 2 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 7, 6 and 8 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.